Shareholder Report, Holdings (Details)	Jan. 31, 2025
PERMANENT PORTFOLIO - CLASS I | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.48%
PERMANENT PORTFOLIO - CLASS I | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
PERMANENT PORTFOLIO - CLASS I | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
PERMANENT PORTFOLIO - CLASS I | Real Estate And Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.77%
PERMANENT PORTFOLIO - CLASS I | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
PERMANENT PORTFOLIO - CLASS I | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.02%
PERMANENT PORTFOLIO - CLASS I | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
PERMANENT PORTFOLIO - CLASS A | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.48%
PERMANENT PORTFOLIO - CLASS A | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
PERMANENT PORTFOLIO - CLASS A | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
PERMANENT PORTFOLIO - CLASS A | Real Estate And Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.77%
PERMANENT PORTFOLIO - CLASS A | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
PERMANENT PORTFOLIO - CLASS A | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.02%
PERMANENT PORTFOLIO - CLASS A | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
PERMANENT PORTFOLIO - CLASS C | Gold Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.48%
PERMANENT PORTFOLIO - CLASS C | Silver Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%
PERMANENT PORTFOLIO - CLASS C | Swiss Franc Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
PERMANENT PORTFOLIO - CLASS C | Real Estate And Natural Resource Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.77%
PERMANENT PORTFOLIO - CLASS C | Aggressive Growth Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
PERMANENT PORTFOLIO - CLASS C | Dollar Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.02%
PERMANENT PORTFOLIO - CLASS C | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 0 - 1 Month [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 1 - 3 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.45%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 3 - 8 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.98%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 8 - 13 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.46%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 13- 17 Months [Member]
Holdings [Line Items]
Percent of Total Investments	9.72%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 17 - 19 Months [Member]
Holdings [Line Items]
Percent of Total Investments	10.06%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 19 - 22 Months [Member]
Holdings [Line Items]
Percent of Total Investments	9.37%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 22 - 25 Months [Member]
Holdings [Line Items]
Percent of Total Investments	11.22%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 25 - 26 Months [Member]
Holdings [Line Items]
Percent of Total Investments	11.24%
SHORT-TERM TREASURY PORTFOLIO - CLASS I | 26 - 31 Months [Member]
Holdings [Line Items]
Percent of Total Investments	11.11%
VERSATILE BOND PORTFOLIO - CLASS I | AA+to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
VERSATILE BOND PORTFOLIO - CLASS I | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	7.59%
VERSATILE BOND PORTFOLIO - CLASS I | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	65.37%
VERSATILE BOND PORTFOLIO - CLASS I | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.41%
VERSATILE BOND PORTFOLIO - CLASS I | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.56%
VERSATILE BOND PORTFOLIO - CLASS A | AA+to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
VERSATILE BOND PORTFOLIO - CLASS A | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	7.59%
VERSATILE BOND PORTFOLIO - CLASS A | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	65.37%
VERSATILE BOND PORTFOLIO - CLASS A | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.41%
VERSATILE BOND PORTFOLIO - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.56%
VERSATILE BOND PORTFOLIO - CLASS C | AA+to AA- [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
VERSATILE BOND PORTFOLIO - CLASS C | A+ to A- [Member]
Holdings [Line Items]
Percent of Total Investments	7.59%
VERSATILE BOND PORTFOLIO - CLASS C | BBB+ to BBB- [Member]
Holdings [Line Items]
Percent of Total Investments	65.37%
VERSATILE BOND PORTFOLIO - CLASS C | BB+ to BB- [Member]
Holdings [Line Items]
Percent of Total Investments	7.41%
VERSATILE BOND PORTFOLIO - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	15.56%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Computer Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Electrical Equipment & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Energy Services & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Entertainment & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
AGGRESSIVE GROWTH PORTFOLIO - CLASS I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Computer Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Electrical Equipment & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Energy Services & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Entertainment & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
AGGRESSIVE GROWTH PORTFOLIO - CLASS A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Computer Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Electrical Equipment & Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Energy Services & Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Engineering & Construction [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Entertainment & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
AGGRESSIVE GROWTH PORTFOLIO - CLASS C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%